AXP(R)
                                                                     Growth Fund
                                                          2002 SEMIANNUAL REPORT


American
   Express(R)
Funds

(icon of) ruler

AXP Growth Fund seeks to provide shareholders with long-term capital growth.

Going for Growth
In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including AXP Growth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.


CONTENTS
From the Chairman.....................................................3
Portfolio Managers' Q & A.............................................3
Market Outlook........................................................5
Fund Facts............................................................6
The 10 Largest Holdings...............................................7
Financial Statements (Fund)...........................................8
Notes to Financial Statements (Fund).................................11
Financial Statements (Portfolio).....................................16
Notes to Financial Statements (Portfolio)............................18
Investments in Securities............................................21
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2   AXP GROWTH FUND -- SEMIANNUAL REPORT


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(picture of Arne H. Carlson)
Arne H. Carlson
Chairman of the board

From the Chairman
For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson


Portfolio Managers' Q & A

Q: How did the Fund perform for the six-month period ended January 31, 2002?
A: Stocks continued to experience significant volatility during the period. The Fund declined 10.94% over the six months (return for Class A shares excluding sales charges). During the same period, the Fund's competitive index, the Lipper Large-Cap Growth Funds Index, registered a return of -7.22%. The Fund's benchmark, the Standard & Poor's 500 Index, return(e)d -6.04% for the six months.

Q: What factors affected the Fund's performance during the six months?
A: The period started with the stock market still struggling with the bear market environment that had begun in March 2000. The difficulties were particularly pronounced for growth stocks. Many of these companies were not living up to expectations for earnings improvement due in large part to the weakened state of the U.S. economy. The situation turned even worse in the immediate wake of the tragic terrorist attacks of September 11, 2001. The initial reaction by

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3   AXP GROWTH FUND -- SEMIANNUAL REPORT


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investors was a dramatic selloff of stocks. However, beginning in late September and continuing through December, stocks rallied. Growth stocks enjoyed particular strength during that period, especially those in the technology and consumer cyclical sectors. These areas benefited from expectations that the U.S. economy was on the verge of a recovery. That helped the Fund regain some lost ground. We also benefited at that time from holding a reduced position in more defensive growth issues such as pharmaceutical and consumer staple stocks.
Stocks fell back again in January 2002, as issues surrounding the collapse of Enron shook investor confidence.

Q: What changes did you make to the portfolio over the past six months?
A: In the early part of the period, we were in the process of adjusting the portfolio's mix. What was once a Fund heavily focused on technology stocks became one with broader diversification among growth stocks. That meant a reduced position in technology stocks (though that continues to be a prominent theme in the portfolio) and more significant holdings in other growth industries, such as health care, financial services and consumer stocks. Among the names added to the portfolio were UnitedHealth Group, Baxter International, Biogen and MedImmune (in the health care area) and Wal-Mart Stores, Costco Wholesale and Target (in the retail area). After the market's significant selloff following the September 11th attacks, the Fund did beef up its position in attractively-priced technology stocks, which proved beneficial in the closing months of 2001.

Lisa A. Costa
Senior portfolio manager

Scott Mullinix
Portfolio manager

Note to shareholders: In April 2002, Nick Thakore will succeed Lisa Costa and Scott Mullinix as the portfolio manager of AXP Growth Fund. The following outlook for the Fund is provided by William F. Truscott, Chief Investment Officer.

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4   AXP GROWTH FUND -- SEMIANNUAL REPORT


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Market Outlook

Q: What is your outlook for the next six months?
A: There is reason for optimism as we go forward. The U.S. economy appears to be on the mend after slipping into a recession in 2001. A better economy is likely to improve the earnings outlook for many companies, and as a result stocks should be positioned to enjoy better performance in 2002 after two consecutive years of negative performance. However, it is important to maintain modest expectations. The economic backdrop does not yet appear to be in place that would indicate reason to expect stock market returns comparable to the 20% level we became accustomed to in the 1990s. If an economic recovery takes place in the months ahead, growth stocks in specific industries such as the technology, media and consumer sectors should stand to benefit. The Fund will continue to take advantage of what are considered to be the most attractive opportunities among large-cap growth stocks.


William F. Truscott
Chief Investment Officer

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5   AXP GROWTH FUND -- SEMIANNUAL REPORT

Fund Facts
 Class A-- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                       $26.41
July 31, 2001                                                       $29.68
Decrease                                                            $ 3.27

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                         $   --
From long-term capital gains                                        $ 0.02
Total distributions                                                 $ 0.02
Total return*                                                      -10.94%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                       $24.90
July 31, 2001                                                       $28.11
Decrease                                                            $ 3.21

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                         $   --
From long-term capital gains                                        $ 0.02
Total distributions                                                 $ 0.02
Total return*                                                      -11.34%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                       $24.91
July 31, 2001                                                       $28.12
Decrease                                                            $ 3.21

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                         $   --
From long-term capital gains                                        $ 0.02
Total distributions                                                 $ 0.02
Total return*                                                      -11.34%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                       $26.68
July 31, 2001                                                       $29.96
Decrease                                                            $ 3.28

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                         $   --
From long-term capital gains                                        $ 0.02
Total distributions                                                 $ 0.02
Total return*                                                      -10.88%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
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6   AXP GROWTH FUND -- SEMIANNUAL REPORT


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The 10 Largest Holdings
                                  Percent               Value
                              (of net assets)   (as of Jan. 31, 2002)
 Pfizer                             6.3%             $329,193,000
 Microsoft                          4.3               222,985,000
 Home Depot                         3.8               200,360,000
 Cisco Systems                      3.0               158,240,000
 Intel                              3.0               157,680,000
 Citigroup                          3.0               157,495,980
 Intl Business Machines             3.0               156,440,500
 General Electric                   2.8               148,600,000
 Medtronic                          2.8               147,810,000
 Maxim Integrated Products          2.6               138,725,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 34.6% of net assets
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7   AXP GROWTH FUND -- SEMIANNUAL REPORT


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Financial Statements

Statement of assets and liabilities
AXP Growth Fund

Jan. 31, 2002 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                               $ 5,242,801,292
Capital shares receivable                                                              216,839
                                                                                       -------
Total assets                                                                     5,243,018,131
                                                                                 -------------
Liabilities
Capital shares payable                                                                  49,250
Accrued distribution fee                                                                54,591
Accrued service fee                                                                      2,130
Accrued transfer agency fee                                                              2,692
Accrued administrative services fee                                                      5,702
Other accrued expenses                                                                 502,757
                                                                                       -------
Total liabilities                                                                      617,122
                                                                                       -------
Net assets applicable to outstanding capital stock                             $ 5,242,401,009
                                                                               ===============

Represented by
Capital stock -- $.01 par value (Note 1)                                       $     2,010,812
Additional paid-in capital                                                       5,793,023,698
Net operating loss                                                                 (11,571,875)
Accumulated net realized gain (loss) (Note 5)                                   (1,452,551,080)
Unrealized appreciation (depreciation) on investments                              911,489,454
                                                                                   -----------
Total -- representing net assets applicable to outstanding capital stock       $ 5,242,401,009
                                                                               ===============

Net assets applicable to outstanding shares:  Class A                          $ 3,185,853,785
                                              Class B                          $ 1,243,980,742
                                              Class C                          $     8,830,043
                                              Class Y                          $   803,736,439
Net asset value per share of outstanding capital stock:
                                              Class A shares    120,649,939    $         26.41
                                              Class B shares     49,949,763    $         24.90
                                              Class C shares        354,468    $         24.91
                                              Class Y shares     30,127,073    $         26.68


See accompanying notes to financial statements.
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8   AXP GROWTH FUND -- SEMIANNUAL REPORT

Statement of operations
AXP Growth Fund

Six months ended Jan. 31, 2002 (Unaudited)
Income:
Dividends                                                         $  13,814,642
Interest                                                              5,284,627
   Less foreign taxes withheld                                          (22,657)
                                                                        -------
Total income                                                         19,076,612
                                                                     ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                    12,642,458
Distribution fee
   Class A                                                            4,100,637
   Class B                                                            6,419,639
   Class C                                                               41,028
Transfer agency fee                                                   4,862,450
Incremental transfer agency fee
   Class A                                                              314,739
   Class B                                                              271,649
   Class C                                                                2,870
Service fee -- Class Y                                                  427,513
Administrative services fees and expenses                             1,114,539
Compensation of board members                                             9,793
Printing and postage                                                    421,898
Registration fees                                                        51,552
Audit fees                                                                4,750
Other                                                                    16,944
                                                                         ------
Total expenses                                                       30,702,459
   Earnings credits on cash balances (Note 2)                           (53,972)
                                                                        -------
Total net expenses                                                   30,648,487
                                                                     ----------
Investment income (loss) -- net                                     (11,571,875)
                                                                    -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                  (459,167,817)
Net change in unrealized appreciation
   (depreciation) on investments                                   (236,038,060)
                                                                   ------------
Net gain (loss) on investments                                     (695,205,877)
                                                                   ------------
Net increase (decrease) in net assets
resulting from operations                                        $ (706,777,752)
                                                                 ==============

See accompanying notes to financial statements.
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9   AXP GROWTH FUND -- SEMIANNUAL REPORT


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

Statements of changes in net assets
AXP Growth Fund
                                                                            Jan. 31, 2002        July 31, 2001
                                                                          Six months ended        Year ended
                                                                             (Unaudited)
Operations and distributions
Investment income (loss) -- net                                         $   (11,571,875)      $   (42,797,571)
Net realized gain (loss) on investments                                    (459,167,817)         (815,670,979)
Net change in unrealized appreciation (depreciation) on investments        (236,038,060)       (3,839,599,804)
                                                                           ------------        --------------
Net increase (decrease) in net assets resulting from operations            (706,777,752)       (4,698,068,354)
                                                                           ------------        --------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                (2,664,881)         (275,937,694)
      Class B                                                                (1,110,618)         (112,812,229)
      Class C                                                                    (7,589)             (393,960)
      Class Y                                                                  (724,495)          (66,853,330)
                                                                               --------           -----------
Total distributions                                                          (4,507,583)         (455,997,213)
                                                                             ----------          ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                  729,018,643         1,814,580,315
   Class B shares                                                            75,589,207           458,556,597
   Class C shares                                                             2,342,199            13,298,672
   Class Y shares                                                           203,679,619           742,021,470
Reinvestment of distributions at net asset value
   Class A shares                                                             2,597,230           267,787,656
   Class B shares                                                             1,100,432           111,916,442
   Class C shares                                                                 7,534               392,962
   Class Y shares                                                               724,495            54,657,205
Payments for redemptions
   Class A shares                                                          (966,757,655)       (1,726,848,684)
   Class B shares (Note 2)                                                 (167,934,121)         (278,484,800)
   Class C shares (Note 2)                                                   (1,328,120)           (1,416,128)
   Class Y shares                                                          (269,031,142)         (615,784,347)
                                                                           ------------          ------------
Increase (decrease) in net assets from capital share transactions          (389,991,679)          840,677,360
                                                                           ------------           -----------
Total increase (decrease) in net assets                                  (1,101,277,014)       (4,313,388,207)
Net assets at beginning of period                                         6,343,678,023        10,657,066,230
                                                                          -------------        --------------
Net assets at end of period                                             $ 5,242,401,009       $ 6,343,678,023
                                                                        ===============       ===============

See accompanying notes to financial statements.
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10   AXP GROWTH FUND -- SEMIANNUAL REPORT


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Notes to Financial Statements

AXP Growth Fund

(Unaudited as to Jan. 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Portfolio
The Fund invests all of its assets in Growth Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.
The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of July 31, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.
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11 AXP GROWTH FUND -- SEMIANNUAL REPORT
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Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,937,308 for Class A, $730,008 for Class B and $2,631 for Class C for the six months ended Jan. 31, 2002.

During the six months ended Jan. 31, 2002, the Fund's transfer agency fees were reduced by $53,972 as a result of earnings credits from overnight cash balances.

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12  AXP GROWTH FUND -- SEMIANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                        Six months ended Jan. 31, 2002
                                             Class A        Class B          Class C         Class Y
Sold                                      27,809,107       3,069,759          96,019       7,725,085
Issued for reinvested distributions           97,100          43,570             298          26,813
Redeemed                                 (37,001,640)     (6,894,718)        (54,772)    (10,115,717)
                                         -----------      ----------         -------     -----------
Net increase (decrease)                   (9,095,433)     (3,781,389)         41,545      (2,363,819)
                                          ----------      ----------          ------      ----------

                                                            Year ended July 31, 2001
                                             Class A        Class B          Class C         Class Y
Sold                                      45,406,835      11,151,197         319,605      18,291,747
Issued for reinvested distributions        7,266,962       3,192,141          11,202       1,470,465
Redeemed                                 (45,033,906)     (8,057,822)        (39,744)    (15,592,053)
                                         -----------      ----------         -------     -----------
Net increase (decrease)                    7,639,891       6,285,516         291,063       4,170,159
                                           ---------       ---------         -------       ---------

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had borrowings of $1,200,000 at a weighted average interest rate of 3.80% for the period from Sept. 13, 2001 to Sept. 14, 2001.

5. CAPITAL LOSS CARRY-OVER
For federal income purposes, the Fund had a capital loss carry-over of $949,420,217 as of July 31, 2001, that if not offset by subsequent capital gains, will expire in 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.
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13   AXP GROWTH FUND -- SEMIANNUAL REPORT


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6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2002(f)      2001        2000           1999       1998
Net asset value, beginning of period                                 $29.68      $ 54.36      $42.14         $36.58     $35.47
Income from investment operations:
Net investment income (loss)                                           (.04)        (.14)       (.14)          (.03)      (.07)
Net gains (losses) (both realized and unrealized)                     (3.21)      (22.34)      13.14           7.29       2.14
Total from investment operations                                      (3.25)      (22.48)      13.00           7.26       2.07
Less distributions:
Distributions from realized gains                                      (.02)       (2.20)       (.78)         (1.70)      (.96)
Net asset value, end of period                                       $26.41      $ 29.68      $54.36         $42.14     $36.58

Ratios/supplemental data
Net assets, end of period (in millions)                              $3,186       $3,851      $6,637         $4,576     $3,681
Ratio of expenses to average daily net assets(c)                       .97%(d)      .99%        .99%           .89%       .87%
Ratio of net investment income (loss) to average daily net assets     (.27%)(d)    (.34%)      (.30%)         (.08%)     (.22%)
Portfolio turnover rate (excluding short-term securities)               41%          41%         23%            17%        28%
Total return(e)                                                     (10.94%)     (42.14%)     31.01%         20.49%      6.32%

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2002(f)      2001        2000           1999       1998
Net asset value, beginning of period                                 $28.11      $ 52.02      $40.65         $35.61     $34.82
Income from investment operations:
Net investment income (loss)                                           (.13)        (.42)       (.46)          (.28)      (.29)
Net gains (losses) (both realized and unrealized)                     (3.06)      (21.29)      12.61           7.02       2.04
Total from investment operations                                      (3.19)      (21.71)      12.15           6.74       1.75
Less distributions:
Distributions from realized gains                                      (.02)       (2.20)       (.78)         (1.70)      (.96)
Net asset value, end of period                                       $24.90      $ 28.11      $52.02         $40.65     $35.61

Ratios/supplemental data
Net assets, end of period (in millions)                              $1,244       $1,510      $2,468         $1,458     $1,021
Ratio of expenses to average daily net assets(c)                      1.75%(d)     1.75%       1.75%          1.65%      1.63%
Ratio of net investment income (loss) to average daily net assets    (1.04%)(d)   (1.11%)     (1.06%)         (.85%)     (.97%)
Portfolio turnover rate (excluding short-term securities)               41%          41%         23%            17%        28%
Total return(e)                                                     (11.34%)     (42.57%)     30.02%         19.58%      5.52%

See accompanying notes to financial highlights.
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14   AXP GROWTH FUND -- SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2002(f)      2001        2000(b)
Net asset value, beginning of period                                 $28.12      $ 52.03      $52.65
Income from investment operations:
Net investment income (loss)                                           (.13)        (.42)       (.04)
Net gains (losses) (both realized and unrealized)                     (3.06)      (21.29)       (.58)
Total from investment operations                                      (3.19)      (21.71)       (.62)
Less distributions:
Distributions from realized gains                                      (.02)       (2.20)         --
Net asset value, end of period                                       $24.91      $ 28.12      $52.03

Ratios/supplemental data
Net assets, end of period (in millions)                                  $9           $9          $1
Ratio of expenses to average daily net assets(c)                      1.78%(d)     1.75%       1.75%(d)
Ratio of net investment income (loss) to average daily net assets   (1.08%)(d)    (1.10%)     (1.30%)(d)
Portfolio turnover rate (excluding short-term securities)               41%          41%         23%
Total return(e)                                                     (11.34%)     (42.56%)     (1.18%)


Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2002(f)      2001        2000           1999       1998
Net asset value, beginning of period                                 $29.96      $ 54.75      $42.37         $36.74     $35.60
Income from investment operations:
Net investment income (loss)                                           (.01)        (.07)       (.06)            --       (.04)
Net gains (losses) (both realized and unrealized)                     (3.25)      (22.52)       13.22          7.33       2.14
Total from investment operations                                      (3.26)      (22.59)       13.16          7.33       2.10
Less distributions:
Distributions from realized gains                                      (.02)       (2.20)       (.78)         (1.70)      (.96)
Net asset value, end of period                                       $26.68      $ 29.96      $54.75         $42.37     $36.74

Ratios/supplemental data
Net assets, end of period (in millions)                                $804         $974      $1,551           $914       $582
Ratio of expenses to average daily net assets(c)                       .80%(d)      .83%        .83%           .80%       .80%
Ratio of net investment income (loss) to average daily net assets     (.10%)(d)    (.18%)      (.14%)           --%      (.12%)
Portfolio turnover rate (excluding short-term securities)               41%          41%         23%            17%        28%
Total return(e)                                                     (10.88%)     (42.04%)     31.20%         20.59%      6.40%
Notes to financial highlights

(b) For a share outstanding throughout the period. Rounded to the nearest cent.
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(f) Six months ended Jan. 31, 2002 (Unaudited).
--------------------------------------------------------------------------------
15   AXP GROWTH FUND -- SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Growth Portfolio

Jan. 31, 2002 (Unaudited)
Assets
Investments in securities at value, (Note 1)*
   (identified cost $4,409,441,491)                        $5,320,938,941
Dividends and accrued interest receivable                       1,423,537
Receivable for investment securities sold                      54,021,714
                                                               ----------
Total assets                                                5,376,384,192
                                                            -------------
Liabilities
Disbursements in excess of cash on demand deposit                 299,680
Payable for investment securities purchased                    36,066,655
Payable upon return of securities loaned (Note 4)              96,943,800
Accrued investment management services fee                         77,374
Other accrued expenses                                            146,395
                                                                  -------
Total liabilities                                             133,533,904
                                                              -----------
Net assets                                                 $5,242,850,288
                                                           ==============
*Including securities on loan, at value (Note 4)           $   94,093,272
                                                           --------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16   AXP GROWTH FUND -- SEMIANNUAL REPORT


Statement of operations
Growth Portfolio

Six months ended Jan. 31, 2002 (Unaudited)
Investment income
Income:
Dividends                                                              $  13,814,766
Interest                                                                   5,284,173
   Less foreign taxes withheld                                               (22,657)
                                                                             -------
Total income                                                              19,076,282
                                                                          ----------
Expenses (Note 2):
Investment management services fee                                        12,335,481
Compensation of board members                                                 15,043
Custodian fees                                                               228,448
Audit fees                                                                    14,250
Other                                                                         54,691
                                                                              ------
Total expenses                                                            12,647,913
   Earnings credits on cash balances (Note 2)                                 (5,342)
                                                                              ------
Total net expenses                                                        12,642,571
                                                                          ----------
Investment income (loss) -- net                                            6,433,711
                                                                           ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)              (459,172,370)
Net change in unrealized appreciation (depreciation) on investments     (236,039,449)
                                                                        ------------
Net gain (loss) on investments                                          (695,211,819)
                                                                        ------------
Net increase (decrease) in net assets resulting from operations        $(688,778,108)
                                                                       =============


Statements of changes in net assets
Growth Portfolio
                                                                        Jan. 31, 2002        July 31, 2001
                                                                      Six months ended        Year ended
                                                                         (Unaudited)
Operations
Investment income (loss) -- net                                         $     6,433,711     $     7,667,562
Net realized gain (loss) on security transactions (Note 3)                 (459,172,370)       (815,719,232)
Net change in unrealized appreciation (depreciation) on investments        (236,039,449)     (3,839,591,149)
                                                                           ------------      --------------
Net increase (decrease) in net assets resulting from operations            (688,778,108)     (4,647,642,819)
                                                                           ------------      --------------
Proceeds from contributions                                                 504,487,892       1,392,698,912
Fair value of withdrawals                                                  (917,516,724)     (1,057,809,216)
                                                                           ------------      --------------
Net contributions (withdrawals) from partners                              (413,028,832)        334,889,696
                                                                           ------------         -----------
Total increase (decrease) in net assets                                  (1,101,806,940)     (4,312,753,123)
Net assets at beginning of period                                         6,344,657,228      10,657,410,351
                                                                          -------------      --------------
Net assets at end of period                                             $ 5,242,850,288     $ 6,344,657,228
                                                                        ===============     ===============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
17   AXP GROWTH FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

Growth Portfolio
(Unaudited as to Jan. 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.
--------------------------------------------------------------------------------
18   AXP GROWTH FUND -- SEMIANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.
--------------------------------------------------------------------------------
19   AXP GROWTH FUND -- SEMIANNUAL REPORT

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.48% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the AXP Growth Fund to the Lipper Large-Cap Growth Funds Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $2,671,509 for the six months ended Jan. 31, 2002.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2002, the Portfolio's custodian fees were reduced by $5,342 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,078,509,363 and $2,455,635,780, respectively, for the six months ended Jan. 31, 2002. For the same period, the portfolio turnover rate was 41%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $192,300 for the six months ended Jan. 31, 2002.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2002, securities valued at $94,093,272 were on loan to brokers. For collateral, the Portfolio received $96,943,800 in cash. Income from securities lending amounted to $54,417 for the six months ended Jan. 31, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
20   AXP GROWTH FUND -- SEMIANNUAL REPORT

Investments in Securities
Growth Portfolio

Jan. 31, 2002 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (96.1%)
Issuer                             Shares           Value(a)

Airlines (1.4%)
Southwest Airlines                4,000,000       $75,760,000

Banks and savings & loans (1.9%)
Zions Bancorp                     2,000,000       100,680,000

Chemicals (0.8%)
Praxair                             200,000        11,610,000
Waste Management                  1,000,000        28,820,000
Total                                              40,430,000

Communications equipment & services (3.1%)
Brocade Communications
  Systems                         1,400,000(b)     50,960,000
Ericsson (LM) ADR Cl B            3,000,000(c)     13,020,000
Nokia ADR Cl A                    3,000,000(c)     70,350,000
RF Micro Devices                  1,500,000(b)     27,465,000
Total                                             161,795,000

Computer software & services (2.1%)
Siebel Systems                    1,000,000(b)     35,390,000
VeriSign                          1,000,000(b)     30,860,000
VERITAS Software                  1,000,000(b)     42,550,000
Total                                             108,800,000

Computers & office equipment (16.8%)
Check Point Software
  Technologies                    1,000,000(b,c)   36,500,000
Cisco Systems                     8,000,000(b)    158,240,000
Dell Computer                     1,600,000(b)     43,920,000
EMC                               7,000,000(b)    114,800,000
Intl Business Machines            1,450,000       156,440,500
Mercury Interactive               1,000,000(b)     38,120,000
Microsoft                         3,500,000(b)    222,985,000
Oracle                            1,000,000(b)     17,260,000
State Street                      1,750,000        94,115,000
Total                                             882,380,500

Electronics (13.8%)
Applied Materials                 3,000,000(b)    130,950,000
Broadcom Cl A                     1,000,000(b)     42,470,000
Flextronics Intl                  1,000,000(b,c)   22,200,000
Intel                             4,500,000       157,680,000
Maxim Integrated Products         2,500,000(b)    138,725,000
Symbol Technologies               4,000,000        62,000,000
Texas Instruments                 4,000,000       124,840,000
Xilinx                            1,000,000(b)     43,350,000
Total                                             722,215,000

Energy (1.1%)
Phillips Petroleum                1,000,000        58,470,000

Energy equipment & services (1.7%)
Schlumberger                      1,000,000        56,390,000
Transocean Sedco Forex            1,000,000        30,640,000
Total                                              87,030,000

Financial services (3.0%)
Citigroup                         3,322,700       157,495,980

Food (0.9%)
General Mills                     1,000,000        49,550,000

Health care (19.6%)
American Home Products            1,500,000        96,990,000
Amgen                             1,000,000(b)     55,500,000
Applera-Applied
  Biosystem Group                   400,000         8,932,000
Baxter Intl                       1,000,000        55,830,000
Biogen                              800,000(b)     43,376,000
Biomet                            1,275,000        41,169,750
Genentech                         2,000,000(b)     98,900,000
Gilead Sciences                     232,300(b)     15,194,743
IDEC Pharmaceuticals              1,000,000(b)     59,460,000
MedImmune                         1,000,000(b)     42,370,000
Medtronic                         3,000,000       147,810,000
Pfizer                            7,900,000       329,193,000
Stryker                             550,000        32,307,000
Total                                           1,027,032,493

Health care services (1.7%)
UnitedHealth Group                1,200,000        89,220,000

Industrial equipment & services (1.4%)
Illinois Tool Works               1,000,000        71,380,000

Insurance (4.1%)
ACE                               1,000,000(c)     38,850,000
American Intl Group               1,000,000        74,150,000
Marsh & McLennan                  1,000,000       101,850,000
Total                                             214,850,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
21   AXP GROWTH FUND -- SEMIANNUAL REPORT

Issuer                               Shares           Value(a)

Leisure time & entertainment (2.7%)
Harley-Davidson                   2,000,000      $114,000,000
Viacom Cl B                         700,000(b)     27,993,000
Total                                             141,993,000

Media (4.0%)
AOL Time Warner                   3,000,000(b)     78,930,000
Clear Channel
  Communications                  1,000,000(b)     46,040,000
Omnicom Group                     1,000,000        87,370,000
Total                                             212,340,000

Multi-industry conglomerates (2.8%)
General Electric                  4,000,000       148,600,000

Restaurants & lodging (0.8%)
Marriott Intl Cl A                1,000,000        40,780,000

Retail (11.3%)
Best Buy                            400,000(b)     29,600,000
Costco Wholesale                  1,500,000(b)     69,000,000
Gap                               1,800,000        25,920,000
Home Depot                        4,000,000       200,360,000
Kohl's                            1,300,000(b)     86,177,000
Target                            2,000,000        88,820,000
Wal-Mart Stores                   1,500,000        89,970,000
Total                                             589,847,000

Utilities -- telephone (1.1%)
Sprint (PCS Group)                3,500,000(b)     57,330,000

Total common stocks
(Cost: $4,126,481,148)                         $5,037,978,973


Short-term securities (5.4%)
Issuer              Annualized       Amount           Value(a)
                   yield on date   payable at
                    of purchase     maturity
U.S. government agencies (4.2%)
Federal Home Loan Bank Disc Nts
  02-01-02              1.70%   $13,700,000       $13,699,353
  03-06-02              1.70     25,000,000        24,962,502
  04-10-02              1.68      4,100,000         4,086,835
Federal Home Loan Mtge Corp Disc Nts
  02-07-02              1.94      6,700,000         6,697,833
  02-22-02              1.69     34,200,000        34,164,845
  02-25-02              1.69     18,600,000        18,577,893
  03-05-02              1.70      2,300,000         2,296,416
  03-26-02              1.72      5,000,000         4,987,138
Federal Natl Mtge Assn Disc Nts
  02-21-02              1.98     20,000,000        19,980,700
  03-22-02              1.58     40,200,000        40,114,689
  03-28-02              1.68      4,400,000         4,388,944
  04-17-02              1.72     30,000,000        29,893,740
  04-24-02              1.71     18,000,000        17,930,304
Total                                             221,781,192

Commercial paper (1.2%)
Abbey Natl North America
  04-29-02              1.94      1,100,000         1,094,891
Alcoa
  02-20-02              1.63      3,100,000         3,097,193
Alpine Securitization
  02-01-02              1.95     25,700,000(d)     25,698,608
Cargill
  02-07-02              1.65     15,000,000(d)     14,995,187
Natl Rural Utilities
  02-14-02              1.73      2,800,000         2,798,116
  02-20-02              1.65      3,500,000         3,496,792
Toyota Motor Credit
  02-04-02              1.81     10,000,000(d)      9,997,989
Total                                              61,178,776

Total short-term securities
(Cost: $282,960,343)                             $282,959,968

Total investments in securities
(Cost: $4,409,441,491)(e)                      $5,320,938,941

--------------------------------------------------------------------------------
22   AXP GROWTH FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2002, the value of foreign securities represented 3.5% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Jan. 31, 2002, the cost of securities for federal income tax purposes was approximately $4,409,441,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $1,150,402,000
     Unrealized depreciation                             (238,904,000)
                                                         ------------
     Net unrealized appreciation                       $  911,498,000
                                                       --------------


--------------------------------------------------------------------------------
23   AXP GROWTH FUND -- SEMIANNUAL REPORT

AXP Growth Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INIDX    Class B:IGRBX
Class C: AXGCX    Class Y:IGRYX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

(logo)
American
 Express

S-6456 R (4/02)